SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 400,044	$ 298,974	$ 639,614	$ 615,036	$ 479,081	$ 434,942	$ 866,255	$ 811,767	$ 1,953,668	$ 2,592,045	$ 2,915,109
Operating income (loss)	42,655	(16,847)	98,483	104,618	(4,951)	(1,372)	79,606	91,273	228,909	164,556	209,012
Net income (loss)	$ 32,707	$ (19,298)	$ 73,846	$ 75,752	$ (12,027)	$ (13,080)	$ 73,671	$ 75,371	$ 163,007	$ 123,935	$ 231,013
Earnings (loss) per share
Basic (in dollars per share)	$ 0.34	$ (0.20)	$ 0.78	$ 0.82	$ (0.16)	$ (0.15)	$ 0.83	$ 0.87	$ 1.72	$ 1.39	$ 2.63
Diluted (in dollars per share)	$ 0.34	$ (0.20)	$ 0.77	$ 0.82	$ (0.17)	$ (0.15)	$ 0.83	$ 0.87	$ 1.71	$ 1.38	$ 2.62